Accounts Payable and Other (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and other
The following table provides the breakdown of the Accounts payable and other as at December 31, 2022 and 2021:

In millions	December 31,	2022	2021
Trade payables		$954	$903
Payroll-related accruals		535	435
Income and other taxes		388	309
Accrued charges		288	309
Accrued interest		201	158
Operating lease liabilities (Note 13)		125	108
Personal injury and other claims provisions (Note 22)		45	75
Environmental provisions (Note 22)		41	38
Other postretirement benefits liability (Note 18)		14	14
Contract liabilities (Note 5)		12	74
Other		182	189
Total accounts payable and other		$2,785	$2,612